Inventory (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Inventory 1		$ 179,000
Inventory 2		$ 0
Inventory 1	$ 136,000
Inventory 2	$ 179,000